Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Components of operating lease expense
For the Year Ended December 31, 2019
Operating lease cost	$15,760
Short-term lease cost	19
Total operating lease cost	$15,779

Cash paid for amounts included in the measurement of lease liabilities
For the Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$15,146

Right-of-use assets obtained in exchange for lease liabilities
For the Year Ended December 31, 2019
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$11,198

Supplemental Balance Sheet Information Related to Operating Leases
As of December 31, 2019
Assets:
Operating lease right-of-use assets	$13,333
Liabilities:
Current portion of lease liabilities	6,106
Non-current portion of lease liabilities	5,686
Total operating lease liabilities	$11,792

Maturities of lease liabilities under operating leases
Maturities of lease liabilities
2020	$6,725
2021	4,713
2022	965
2023	—
2024	—
Thereafter	—
Total future lease payments	12,403
Less: imputed interest	611
Total present value of lease liabilities	$11,792

Future minimum rental payments under operating leases
Maturities of leases (1)
2019	$15,884
2020	6,805
2021	5,974
2022	799
2023	271
Thereafter	—
Total minimum lease payments	$29,733

(1) Amounts are based on ASC 840, Leases that were superseded upon the Sogou Group’s adoption of ASC 842, Leases on January 1, 2019. Rent expenses under operating leases were US$12,818 and US$15,732 for the years ended December 31, 2017, and 2018, respectively.